Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
6. INVESTMENTS
We hold: (i) trading portfolios of short-term and fixed maturity investments and equities, carried at fair value; (ii) AFS portfolios of short-term and fixed maturity investments, carried at fair value; (iii) other investments carried at fair value; (iv) equity method investments; and (v) funds held - directly managed.
Short-term and Fixed Maturity Investments
Asset Types
The fair values of the underlying asset categories comprising our short-term and fixed maturity investments classified as trading and AFS and the fixed maturity investments included within our funds held - directly managed balance were as follows as of December 31, 2020 and 2019:

	2020
	Short-term investments, trading	Short-term investments, AFS	Fixed maturities, trading	Fixed maturities, AFS	Fixed maturities, funds held - directly managed	Total
U.S. government and agency	$—	$243,556	$123,874	$474,442	$109,176	$951,048
U.K. government	—	—	37,508	13,574	—	51,082
Other government	3,424	3,213	327,437	146,914	21,165	502,153
Corporate	1,705	17,026	3,227,726	1,920,323	519,952	5,686,732
Municipal	—	—	79,959	30,032	52,678	162,669
Residential mortgage-backed	—	—	154,471	328,871	70,603	553,945
Commercial mortgage-backed	—	—	347,225	276,488	230,377	854,090
Asset-backed	—	—	296,692	204,456	56,312	557,460
Total fixed maturity and short-term investments	$5,129	$263,795	$4,594,892	$3,395,100	$1,060,263	$9,319,179

	2019
	Short-term investments, trading	Short-term investments, AFS	Fixed maturities, trading	Fixed maturities, AFS	Fixed maturities, funds held - directly managed	Total
U.S. government and agency	$—	$111,583	$208,296	$269,661	$106,537	$696,077
U.K. government	24,411	1,069	122,012	14,280	—	161,772
Other government	21,958	387	575,017	84,760	20,734	702,856
Corporate	5,121	13,915	3,959,288	866,557	603,389	5,448,270
Municipal	—	1,381	87,451	2,399	49,456	140,687
Residential mortgage-backed	—	—	215,521	99,188	86,205	400,914
Commercial mortgage-backed	—	—	534,357	49,046	230,343	813,746
Asset-backed	—	—	441,393	152,161	76,681	670,235
Total fixed maturity and short-term investments	$51,490	$128,335	$6,143,335	$1,538,052	$1,173,345	$9,034,557
Included within residential and commercial mortgage-backed securities as of December 31, 2020 were securities issued by U.S. governmental agencies with a fair value of $458.1 million (as of December 31, 2019: $333.3 million). There were no senior secured loans within corporate securities as of December 31, 2020, compared to $31.4 million as of December 31, 2019.
Contractual Maturities
The contractual maturities of our short-term and fixed maturity investments, classified as trading and AFS, and the fixed maturity investments included within our funds held - directly managed balance are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

As of December 31, 2020	Amortized Cost	Fair Value	% of Total Fair Value
One year or less	$489,559	$494,490	5.3%
More than one year through two years	710,621	726,331	7.8%
More than two years through five years	2,097,923	2,206,020	23.7%
More than five years through ten years	1,974,838	2,151,191	23.1%
More than ten years	1,544,533	1,775,652	19.0%
Residential mortgage-backed	545,628	553,945	5.9%
Commercial mortgage-backed	828,155	854,090	9.2%
Asset-backed	567,638	557,460	6.0%
	$8,758,895	$9,319,179	100.0%
Credit Ratings
The following table sets forth the credit ratings of our short-term and fixed maturity investments, classified as trading and AFS, and the fixed maturity investments included within our funds held - directly managed balance as of December 31, 2020:

	Amortized Cost	Fair Value	% of Total	AAA Rated	AA Rated	A Rated	BBB Rated	Non- Investment Grade	Not Rated

U.S. government and agency	$935,014	$951,048	10.2%	$951,048	$—	$—	$—	$—	$—
U.K. government	46,988	51,082	0.6%	—	43,199	7,883	—	—	—
Other government	463,765	502,153	5.4%	244,041	159,095	42,337	51,413	5,267	—
Corporate	5,226,238	5,686,732	61.0%	172,718	607,796	2,646,602	1,960,971	287,363	11,282
Municipal	145,469	162,669	1.7%	8,270	78,585	55,631	20,183	—	—
Residential mortgage-backed	545,628	553,945	5.9%	544,545	—	2,195	2,615	2,472	2,118
Commercial mortgage-backed	828,155	854,090	9.2%	591,396	115,114	74,615	61,730	3,961	7,274
Asset-backed	567,638	557,460	6.0%	239,733	84,058	119,757	89,898	24,014	—
Total	$8,758,895	$9,319,179	100.0%	$2,751,751	$1,087,847	$2,949,020	$2,186,810	$323,077	$20,674
% of total fair value				29.5%	11.7%	31.6%	23.5%	3.5%	0.2%
Unrealized Gains and Losses on AFS Short-Term and Fixed Maturity Investments
The amortized cost, unrealized gains and losses, allowance for credit losses and fair values of our short-term and fixed maturity investments classified as AFS as of December 31, 2020 were as follows:

			Gross Unrealized Losses
2020	Amortized Cost	Gross Unrealized Gains	Non-Credit Related Losses	Allowance for Credit Losses(1)	Fair Value
U.S. government and agency	$715,527	$3,305	$(834)	$—	$717,998
U.K. government	12,494	1,080	—	—	13,574
Other government	142,459	7,721	(53)	—	150,127
Corporate	1,873,184	65,913	(1,567)	(181)	1,937,349
Municipal	28,881	1,155	(4)	—	30,032
Residential mortgage-backed	326,268	3,292	(689)	—	328,871
Commercial mortgage-backed	273,516	5,202	(2,097)	(133)	276,488
Asset-backed	204,312	846	(694)	(8)	204,456
	$3,576,641	$88,514	$(5,938)	$(322)	$3,658,895
(1) The Company adopted ASU 2016-13 and the related amendments on January 1, 2020. Refer to Note 2 - "Significant Accounting Policies" for further details.
The amortized cost, unrealized gains and losses and fair values of our short-term and fixed maturity investments classified as AFS as of December 31, 2019 were as follows:

2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses Non-OTTI	Fair Value
U.S. government and agency	$381,488	$78	$(322)	$381,244
U.K. government	15,067	282	—	15,349
Other government	84,116	1,119	(88)	85,147
Corporate	880,667	3,739	(3,934)	880,472
Municipal	3,770	12	(2)	3,780
Residential mortgage-backed	99,646	221	(679)	99,188
Commercial mortgage-backed	49,219	30	(203)	49,046
Asset-backed	152,153	127	(119)	152,161
	$1,666,126	$5,608	$(5,347)	$1,666,387
Gross Unrealized Losses on AFS Short-term and Fixed Maturity Investments
The following table summarizes our short-term and fixed maturity investments classified as AFS that were in a gross unrealized loss position, for which an allowance for credit losses has not been recorded, as of December 31, 2020:

	12 Months or Greater		Less Than 12 Months		Total
2020	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government and agency	$—	$—	$55,839	$(834)	$55,839	$(834)
UK government	—	—	—	—	—	—
Other government	—	—	7,971	(53)	7,971	(53)
Corporate	—	—	199,048	(1,224)	199,048	(1,224)
Municipal	—	—	1,690	(4)	1,690	(4)
Residential mortgage-backed	4,626	(125)	79,149	(564)	83,775	(689)
Commercial mortgage-backed	38	(38)	67,094	(1,562)	67,132	(1,600)
Asset-backed	—	—	116,827	(564)	116,827	(564)
Total short-term and fixed maturity investments	$4,664	$(163)	$527,618	$(4,805)	$532,282	$(4,968)
The following table summarizes our short-term and fixed maturity investments classified as AFS that were in a gross unrealized loss position as of December 31, 2019, aggregated by major security type and length of time in continuous unrealized loss position:

	12 Months or Greater		Less Than 12 Months		Total
2019	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government and agency	$—	$—	$193,574	$(322)	$193,574	$(322)
Other government	1,080	(23)	37,796	(65)	38,876	(88)
Corporate	2,754	(306)	338,965	(3,628)	341,719	(3,934)
Municipal	128	—	761	(2)	889	(2)
Residential mortgage-backed	—	—	52,005	(679)	52,005	(679)
Commercial mortgage-backed	—	—	35,777	(203)	35,777	(203)
Asset-backed	—	—	101,591	(119)	101,591	(119)
Total short-term and fixed maturity investments	$3,962	$(329)	$760,469	$(5,018)	$764,431	$(5,347)
As of December 31, 2020 and 2019, the number of securities classified as AFS in an unrealized loss position for which an allowance for credit loss is not recorded was 407 and 479, respectively. Of these securities, the number of securities that had been in an unrealized loss position for twelve months or longer was 2 and 12, respectively.The contractual terms of a majority of these investments do not permit the issuers to settle the securities at a price less than the amortized cost basis of the security. While credit spreads have increased, and in certain cases credit ratings were downgraded, we currently do not expect the issuers of these fixed income securities to settle them at a price less than their amortized cost basis and therefore it is expected that we will recover the entire amortized cost basis of each security. Furthermore, we do not intend to sell the securities that are currently in an unrealized loss position, and it is also not more likely than not that we will be required to sell the securities before the recovery of their amortized cost bases.
Allowance for Credit Losses on AFS Fixed Maturity Investments
We adopted ASU 2016-13 and the related amendments on January 1, 2020 prospectively, and recognized an allowance for credit losses of $3.1 million on initial adoption of the guidance. Our allowance for credit losses is derived based on various data sources, multiple key inputs and forecast scenarios. These include default rates specific to the individual security, vintage of the security, geography of the issuer of the security, industry analyst reports, credit ratings and consensus economic forecasts.
To determine the credit losses on our AFS securities, we use the probability of default ("PD") and loss given default ("LGD") methodology through a third-party proprietary tool which calculates the expected credit losses based on a discounted cash flow method. The tool uses effective interest rates to discount the expected cash flows associated with each AFS security to determine its fair value, which is then compared with its amortized cost basis to derive the credit loss on the security.
The methodology and inputs used to determine the credit loss by security type are as follows:
•Corporate and Government: Expected cashflows are derived that are specific to each security. The PD is based on a quantitative model that converts agency ratings to term structures that vary by country, industry and the state of the credit cycle. This is used along with macroeconomic forecasts to produce scenario conditioned PDs. The LGD is based on default studies provided by a third party which we use along with macroeconomic forecasts to produce scenario conditioned LGDs.
•Municipals: Expected cash flows are derived that are specific to each security. The PD model produces scenario conditioned PD output over the lifetime of the municipal security. These PDs are based on key macroeconomic and instrument specific risk factors. The LGD is derived based on a model which uses assumptions specific to the municipal securities.
For corporate, government and municipal securities, we use an explicit reversion and a three year forecast period, which we consider to be a reasonable duration during which an economic forecast could continue to be reliable.
•Asset backed, Commercial and Residential mortgaged-backed: Expected cash flows are derived that are specific to each security. The PD and LGD for each security is based on a quantitative model that generates scenario conditioned PD and LGD term structures based on the underlying collateral type, waterfall and other trustee information. This model also considers prepayments. For these security types, there is no explicit reversion and the forecasts are deemed reasonable and supportable over the life of the portfolio.
Due to the short-term period during which accrued investment income remains unpaid, which is typically six months or less since the coupon on our debt securities is paid semi-annually or more frequently, we elected not to establish an allowance for credit losses on our accrued investment income balances. Accrued investment income is written off through net realized investment gains (losses) at the time the issuer of the debt security defaults or is expected to default on payments.
The following table provides a reconciliation of the beginning and ending allowance for credit losses on our AFS debt securities:

	December 31, 2020
	Other government	Corporate	Residential mortgage-backed	Commercial mortgage backed	Asset-backed	Total
Allowance for credit losses, beginning of year	$—	$—	$—	$—	$—	$—
Cumulative effect of change in accounting principle	(22)	(2,987)	—	(50)	—	(3,059)
Allowances for credit losses on securities for which credit losses were not previously recorded	—	(10,748)	(2)	(675)	(142)	(11,567)
Additions to the allowance for credit losses arising from purchases of securities accounted for as PCD assets	—	—	—	—	—	—
Reductions for securities sold during the year	22	2,545	—	—	—	2,567
Reductions in the allowance for credit losses on securities we either intend to sell or more likely than not, we will be required to sell before the recovery of their amortized cost basis	—	—	—	—	—	—
(Increase) decrease to the allowance for credit losses on securities that had an allowance recorded in the previous period	—	11,009	2	592	134	11,737
Allowance for credit losses, end of year	$—	$(181)	$—	$(133)	$(8)	$(322)
During the year ended December 31, 2020, we did not have any write-offs charged against the allowance for credit losses or any recoveries of amounts previously written-off.
Other-Than-Temporary Impairment on AFS Short-term and Fixed Maturity Investments
For the years ended December 31, 2019 and 2018, we did not recognize any OTTI losses on our AFS securities. We determined that no other-than-temporary credit losses existed as of December 31, 2019. A description of our OTTI process is included in Note 2 - "Significant Accounting Policies".
As discussed in detail in Note 2 - "Significant Accounting Policies", we adopted ASU 2016-13 and the related amendments on January 1, 2020 with this new guidance replacing the OTTI model that was previously applicable to our AFS debt securities. The new approach now requires the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value.
Equity Investments
The following table summarizes our equity investments classified as trading as of December 31, 2020 and 2019:

	2020	2019
Publicly traded equity investments in common and preferred stocks	$260,767	$327,875
Exchange-traded funds	311,287	133,047
Privately held equity investments in common and preferred stocks	274,741	265,799
	$846,795	$726,721
Equity investments include publicly traded common and preferred stocks, exchange-traded funds and privately held common and preferred stocks. Our publicly traded equity investments in common and preferred stocks predominantly trade on major exchanges and are managed by our external advisors. Our investments in exchange-traded funds also trade on major exchanges.
Our privately held equity investments in common and preferred stocks are direct investments in companies that we believe offer attractive risk adjusted returns and/or offer other strategic advantages. Each investment may have its own unique terms and conditions and there may be restrictions on disposals. There is no active market for these investments. Included within the above balance as of December 31, 2020 and 2019 is an investment in the parent company of AmTrust Financial Services, Inc. ("AmTrust"), with a fair value of $230.3 million and $240.1 million, respectively. Refer to Note 21 - "Related Party Transactions" for further information.
Other Investments, at fair value
The following table summarizes our other investments carried at fair value as of December 31, 2020 and 2019:

	2020	2019
Hedge funds	$2,638,339	$1,121,904
Fixed income funds	552,541	481,039
Private equity funds	363,103	323,496
Private credit funds	192,319	—
Equity funds	190,767	410,149
CLO equity funds	166,523	87,509
CLO equities	128,083	87,555
Others	12,359	6,379
	$4,244,034	$2,518,031
The valuation of our other investments is described in Note 12 - "Fair Value Measurements". Due to a lag in the valuations of certain funds reported by the managers, we may record changes in valuation with up to a three-month lag. We regularly review and discuss fund performance with the fund managers to corroborate the reasonableness of the reported net asset values and to assess whether any events have occurred within the lag period that would affect the valuation of the investments. The following is a description of the nature of each of these investment categories:
•Hedge funds may invest in a wide range of instruments, including debt and equity securities, and utilize various sophisticated strategies, including derivatives, to achieve their objectives. We invest in fixed income, equity and multi-strategy hedge funds.
•Fixed income funds comprise a number of positions in diversified fixed income funds that are managed by third-party managers. Underlying investments vary from high-grade corporate bonds to non-investment grade senior secured loans and bonds, in both liquid and illiquid markets. The liquid fixed income funds have regularly published prices.
•Private equity funds invest primarily in the financial services industry.
•Private credit funds invest in direct senior or collateralized loans.
•Equity funds invest in a diversified portfolio of U.S. and international publicly-traded equity securities.
•CLO equity funds invest primarily in the equity tranches of term-financed securitizations of diversified pools of corporate bank loans.
•CLO equities comprise investments in the equity tranches of term-financed securitizations of diversified pools of corporate bank loans.
•Others primarily comprise of a real estate debt fund that invests primarily in European commercial real estate equity.
The increase in our other investments carried at fair value between December 31, 2020 and December 31, 2019 was primarily attributable to unrealized gains of $1.3 billion and net additional subscriptions of $380.3 million to hedge funds, fixed income funds, private credit funds, CLO equities and CLO equity funds.
As of December 31, 2020, we had unfunded commitments of $975.5 million to other investments.
Certain of our other investments are subject to restrictions on redemptions and sales that are determined by the governing documents, which limits our ability to liquidate those investments. These restrictions may include lock-ups, redemption gates, restricted share classes or side pockets, restrictions on the frequency of redemption and notice periods. A gate is the ability to deny or delay a redemption request, whereas a side-pocket is a designated account for which the investor loses its redemption rights. Certain other investments may not have any restrictions governing their sale, but there is no active market and no guarantee that we will be able to execute a sale in a timely manner. In addition, even if certain other investments are not eligible for redemption or sales are restricted, we may still receive income distributions from those other investments. The table below details the estimated date by which proceeds would be received if we had provided notice of our intent to redeem or initiated a sales process as of December 31, 2020:

	Less than 1 Year	1-2 years	2-3 years	More than 3 years	Not Eligible/ Restricted	Total	Redemption Frequency
Hedge funds	$2,590,164	$—	$—	$—	$48,175	$2,638,339	Monthly to Bi-annually
Fixed income funds	537,055	—	—	—	15,486	552,541	Daily to Quarterly
Equity funds	190,767	—	—	—	—	190,767	Daily to Quarterly
Private equity funds	—	—	—	—	363,103	363,103	N/A
CLO equity funds	94,313	61,741	10,469	—	—	166,523	Quarterly to Bi-annually
CLO equities	128,083	—	—	—	—	128,083	Daily to Quarterly
Private credit funds	—	9,250		—	183,069	192,319	N/A
Other					12,359	12,359	N/A
	$3,540,382	$70,991	$10,469	$—	$622,192	$4,244,034
As of December 31, 2020 and 2019, we had $48.2 million and $51.8 million, respectively, of hedge funds subject to gates or side-pockets.
Equity Method Investments
The table below shows our equity method investments as of December 31, 2020 and 2019:

	2020		2019
	Ownership %	Carrying Value	Ownership %	Carrying Value
Enhanzed Re	47.4%	$330,289	47.4%	$182,856
Citco (1)	31.9%	53,022	31.9%	51,742
Monument Re (2)	20.0%	193,716	20.0%	60,598
Clear Spring	—%	—	20.0%	10,645
Core Specialty	25.2%	235,000	—%	—
Other	27%	20,268	30%	20,436
		$832,295		$326,277
(1) We own 31.9% of the common shares in HH CTCO Holdings Limited which in turn owns 15.4% of the convertible preferred shares, amounting to a 6.2% interest in the total equity of Citco III Limited ("Citco").
(2) We own 20.0% of the common shares in Monument Re as well as different classes of preferred shares which have fixed dividend yields and whose balances are included in the Investment amount.
Refer to Note 21 - "Related Party Transactions" for further information regarding the investments above. As of December 31, 2020, we had unfunded commitments of $68.7 million related to equity method investments.
Funds HeldUnder funds held arrangements, the reinsured company has retained funds that would otherwise have been remitted to our reinsurance subsidiaries. We either have (i) funds held by reinsured companies, which are carried at amortized cost and on which we receive a fixed crediting rate, or (ii) funds held - directly managed, which are carried at fair value and on which we receive the underlying return on the portfolio. The investment returns on funds held by reinsured companies are recognized in net investment income and the investment returns on funds held - directly managed are recognized in net investment income and net realized and unrealized gains (losses). The funds held balance is credited with investment income and losses payable are deducted.
Funds Held - Directly Managed
Funds held - directly managed, where we receive the underlying return on the investment portfolio, are carried at fair value, either because we elected the fair value option at the inception of the reinsurance contract, or because it represents the aggregate of funds held at amortized cost and the fair value of an embedded derivative. The embedded derivative relates to our contractual right to receive the return on the underlying investment portfolio supporting the reinsurance contract. We include the estimated fair value of these embedded derivatives in the consolidated balance sheets with the host contract in order to reflect the expected settlement of these features with the host contract. The change in the fair value of the embedded derivative is included in net unrealized gains (losses). The following table summarizes the components of the funds held - directly managed as of December 31, 2020 and 2019:

	2020	2019
Fixed maturity investments, trading	$1,060,263	$1,173,345
Cash and cash equivalents	9,067	10,296
Other assets	5,560	3,911
	$1,074,890	$1,187,552
The following table summarizes the short-term and fixed maturity investment components of funds held - directly managed as of December 31, 2020 and 2019:

	2020			2019
	Funds held - Directly Managed - Fair Value Option	Funds held - Directly Managed - Variable Return	Total	Funds held - Directly Managed - Fair Value Option	Funds held - Directly Managed - Variable Return	Total
Short-term and fixed maturity investments, at amortized cost	$106,938	$859,403	$966,341	$185,859	$940,194	$1,126,053
Net unrealized gains (losses):
Change in fair value - fair value option accounting	9,693	—	9,693	5,438	—	5,438
Change in fair value - embedded derivative accounting	—	84,229	84,229	—	41,854	41,854
Short-term and fixed maturity investments within funds held - directly managed, at fair value	$116,631	$943,632	$1,060,263	$191,297	$982,048	$1,173,345
Refer to the sections above for details of the short-term and fixed maturity investments within our funds held - directly managed portfolios.
Funds Held by Reinsured Companies
Funds held by reinsured companies, where we received a fixed crediting rate, are carried at cost on our consolidated balance sheets. As of December 31, 2020 and 2019, we had funds held by reinsured companies of $635.8 million and $475.7 million, respectively. The increase related to $204.2 million of additional funds held balances related to the AXA Group transaction.
Net Investment Income
Major categories of net investment income for the years ended December 31, 2020, 2019 and 2018 are summarized as follows:

	2020	2019	2018
Fixed maturity investments	$198,988	$217,886	$178,213
Short-term investments and cash and cash equivalents	4,843	15,609	11,692
Funds held	33,920	22,580	11,640
Funds held – directly managed	34,563	38,173	37,623
Investment income from fixed maturities and cash and cash equivalents	272,314	294,248	239,168
Equity investments	19,240	16,671	5,397
Other investments	27,153	11,792	26,214
Investment income from equities and other investments	46,393	28,463	31,611
Gross investment income	318,707	322,711	270,779
Investment expenses	(15,890)	(14,440)	(9,081)
Net investment income	$302,817	$308,271	$261,698
Net Realized and Unrealized Gains (Losses)
Components of net realized and unrealized gains (losses) for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Net realized gains (losses) on sale:
Gross realized gains on fixed maturity securities, AFS	$26,313	$4,844	$27
Gross realized losses on fixed maturity securities, AFS	(7,801)	(905)	(90)
Decrease in allowance for expected credit losses on fixed maturity securities, AFS	170	—	—
Net realized gains (losses) on fixed maturity securities, trading	126,945	81,011	(27,408)
Net realized gains (losses) on fixed maturity securities in funds held - directly managed	8,798	1,495	(3,940)
Net realized gains (losses) on equity investments	24,282	(374)	4,016
Net realized investment gains on investment derivatives	144	—	—
Total net realized gains (losses) on sale	178,851	86,071	(27,395)
Net unrealized gains (losses):
Fixed maturity securities, trading	101,022	341,130	(159,594)
Fixed maturity securities in funds held - directly managed	50,837	88,053	(46,257)
Equity investments	(25,752)	55,359	(9,831)
Other investments	1,336,343	441,702	(164,455)
Investment derivatives	718	(349)	—
Total net unrealized gains (losses)	1,463,168	925,895	(380,137)
Net realized and unrealized gains (losses)	$1,642,019	$1,011,966	$(407,532)

The gross realized gains and losses on AFS investments included in the table above resulted from sales of $2.0 billion, $302.9 million and $11.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The unrealized gains for 2020 primarily comprised unrealized gains of $1.2 billion in the hedge fund managed by AnglePoint. These unrealized gains were driven by strong performance in equity markets across multiple sectors, including consumer discretionary, communication services, information technology and consumer staples.
Reconciliation to the Consolidated Statements of Comprehensive Income
The following table provides a reconciliation of the gross realized gains and losses and credit recoveries (losses) on our AFS fixed maturity debt securities that arose during the years ended December 31, 2020, 2019 and 2018 within our continuing and discontinued operations and the offsetting reclassification adjustments included within our consolidated statements of comprehensive income:

	2020	2019	2018
Included within continuing operations:
Gross realized gains on fixed maturity securities, AFS	$26,313	$4,844	$27
Gross realized losses on fixed maturity securities, AFS	(7,801)	(905)	(90)
Tax effect	(1,623)	—	—
Included within discontinued operations:
Gross realized gains on fixed maturity securities, AFS	1,374	12	—
Gross realized losses on fixed maturity securities, AFS	(120)	(57)	—
Tax effect	(110)	—	—
Total reclassification adjustment for net realized gains (losses) included in net earnings	$18,033	$3,894	$(63)
Included within continuing operations:
Credit recoveries (losses) on fixed maturity securities, AFS	$170	$—	$—
Tax effect	3	—	—
Included within discontinued operations:
Credit recoveries (losses) on fixed maturity securities, AFS	329	—	—
Tax effect	7	—	—
Total reclassification adjustment for change in allowance for credit losses recognized in net earnings	$509	$—	$—
Restricted Assets
We utilize trust accounts to collateralize business with our (re)insurance counterparties. We are also required to maintain investments and cash and cash equivalents on deposit with regulatory authorities and Lloyd's to support our (re)insurance operations. The investments and cash and cash equivalents on deposit are available to settle (re)insurance liabilities. Collateral generally takes the form of assets held in trust, letters of credit or funds held. The assets used as collateral are primarily highly rated fixed maturity securities. The carrying value of our restricted assets, including restricted cash of $472.0 million and $346.9 million, as of December 31, 2020 and 2019, respectively, was as follows:

	2020	2019
Collateral in trust for third party agreements	$4,924,866	$4,103,847
Assets on deposit with regulatory authorities	131,283	309,659
Collateral for secured letter of credit facilities	104,627	132,670
Funds at Lloyd's (1)	260,914	639,316
	$5,421,690	$5,185,492
(1) Our businesses include three Lloyd's syndicates as at December 31, 2020. Lloyd's determines the required capital principally through the annual business plan of each syndicate. This capital is referred to as "Funds at Lloyd's" and will be drawn upon in the event that a syndicate has a loss that cannot be funded from other sources. We also utilize unsecured letters of credit for Funds at Lloyd's, as described in Note 15 - "Debt Obligations and Credit Facilities".